Note 20 - Other Charges - Other Charges Included in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Acquisition-related costs	$ 3,797		$ 3,778	$ 3,471
Restructuring plans			20	523
	$ 3,797	$ 3,797	$ 3,798	$ 3,994